Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
676,834	Voya Emerging Markets Index Portfolio - Class I	$9,069,578	9.2
1,053,708	Voya Global Bond Fund - Class R6	9,894,316	10.0
1,178,783	Voya GNMA Income Fund - Class R6	9,984,290	10.1
1,009,751	Voya High Yield Portfolio - Class I	10,097,509	10.2
315,493	Voya Index Plus LargeCap Portfolio - Class I	10,016,916	10.2
843,774	Voya International Index Portfolio - Class I	9,855,275	10.0
560,692	Voya MidCap Opportunities Portfolio - Class R6	10,170,958	10.3
471,285	Voya Small Company Portfolio - Class R6	9,595,357	9.7
923,489	Voya U.S. Bond Index Portfolio - Class I	9,982,912	10.1
825,209	VY® Clarion Global Real Estate Portfolio - Class I	10,051,046	10.2

	Total Mutual Funds
	(Cost $90,377,295)	98,718,157	100.0

	Liabilities in Excess of Other Assets	(45,907)	–
	Net Assets	$98,672,250	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$98,718,157	$–	$–	$98,718,157
Total Investments, at fair value	$98,718,157	$–	$–	$98,718,157

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$5,968,219	$5,303,435	$(1,088,743)	$(1,113,333)	$9,069,578	$93,583	$611,923	$-
Voya Global Bond Fund - Class R6	18,187,469	1,023,617	(8,403,269)	(913,501)	9,894,316	40,018	189,429	-
Voya GNMA Income Fund - Class R6	17,346,211	1,970,811	(9,142,816)	(189,916)	9,984,290	127,604	32,730	-
Voya High Yield Portfolio - Class I	18,399,706	1,138,246	(9,339,701)	(100,742)	10,097,509	535,514	100,077	-
Voya Index Plus LargeCap Portfolio - Class I	5,676,567	5,651,394	(1,181,594)	(129,451)	10,016,916	108,847	533,863	678,048
Voya International Index Portfolio - Class I	5,752,163	5,277,926	(1,007,016)	(167,798)	9,855,275	212,976	477,594	-
Voya MidCap Opportunities Portfolio - Class R6	6,058,058	6,599,051	(1,269,115)	(1,217,036)	10,170,958	-	860,588	1,381,539
Voya Small Company Portfolio - Class R6	6,576,518	4,998,370	(1,292,597)	(686,934)	9,595,357	15,717	1,016,368
Voya U.S. Bond Index Portfolio - Class I	17,285,290	2,119,609	(8,742,315)	(679,672)	9,982,912	230,610	(69,844)	118,083
VY® Clarion Global Real Estate Portfolio - Class I	5,628,217	5,224,533	(1,455,674)	653,970	10,051,046	298,336	448,904	-
	$106,878,418	$39,306,992	$(42,922,840)	$(4,544,413)	$98,718,157	$1,663,205	$4,201,632	$2,177,670

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $91,215,972.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,001,706
Gross Unrealized Depreciation	(1,499,521)
Net Unrealized Appreciation	$7,502,185